PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Fixtures and electronic equipment	12,498	12,588
Office leasehold improvement	7,079	7,238
Software	2,069	2,432
Property and Equipment	21,646	22,258
Accumulated depreciation	(16,102)	(18,571)
Property and Equipment, net	5,544	3,687

Depreciation expenses on property and equipment were RMB5,461, RMB4,888 and RMB2,971 for the years ended December 31, 2022, 2023 and 2024, respectively.